Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Schedule of compensation of key management personnel

	12/31/2019	12/31/2018
Short-term employee benefits
Payment of Directors' fees	14,546	11,571
Share‑based payments	19,794	3,148
	34,340	14,719